UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10001

Oppenheimer Main Street Select Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2013 / Unaudited

	Shares		Value
Common Stocks—96.9%
Consumer Discretionary—8.2%
Auto Components—0.6%
Delphi Automotive plc	169,210	$	9,678,812
Media—2.7%
Time Warner, Inc.	622,050		42,759,717
Specialty Retail—4.9%
AutoZone, Inc.[1]	110,810		48,167,999
TJX Cos., Inc. (The)	487,050		29,607,769

			77,775,768
Consumer Staples—10.3%
Food Products—4.6%
Kraft Foods Group, Inc.	461,776		25,111,379
Mondelez International, Inc., Cl. A	1,408,150		47,370,166

			72,481,545
Household Products—2.1%
Henkel AG & Co. KGaA	182,257		16,813,270
Henkel AG & Co. KGaA, Preference	153,002		16,553,676

			33,366,946
Tobacco—3.6%
Philip Morris International, Inc.	642,944		57,299,169
Energy—12.9%
Energy Equipment & Services—5.2%
National Oilwell Varco, Inc.	1,024,150		83,140,497
Oil, Gas & Consumable Fuels—7.7%
Antero Resources Corp.[1]	295,320		16,682,627
Chevron Corp.	536,391		64,345,464
Enbridge Energy Management LLC[1]	1		18
Noble Energy, Inc.	542,200		40,627,046

			121,655,155
Financials—20.5%
Commercial Banks—4.0%
CIT Group, Inc.[1]	1,326,314		63,875,282

1	Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares		Value
Consumer Finance—4.2%
Discover Financial Services	1,280,490	$	66,431,821
Diversified Financial Services—8.7%
JPMorgan Chase & Co.	1,826,150		94,119,771
McGraw Hill Financial, Inc.	640,304		44,616,383

			138,736,154
Insurance—3.6%
American International Group, Inc.	597,950		30,884,117
Marsh & McLennan Cos., Inc.	578,190		26,481,102

			57,365,219
Health Care—14.8%
Health Care Equipment & Supplies—4.2%
Covidien plc	550,650		35,302,172
Intuitive Surgical, Inc.[1]	86,740		32,223,910

			67,526,082
Health Care Providers & Services—4.2%
Express Scripts Holding Co.[1]	1,073,120		67,091,462
Pharmaceuticals—6.4%
Actavis plc[1]	251,430		38,866,049
Allergan, Inc.	345,800		31,332,938
Zoetis, Inc.	1,013,286		32,080,635

			102,279,622
Industrials—12.2%
Commercial Services & Supplies—4.0%
Tyco International Ltd.	1,744,230		63,751,607
Professional Services—2.6%
Towers Watson & Co., Cl. A	361,350		41,486,594
Road & Rail—5.6%
Canadian National Railway Co.	631,730		69,446,079
CSX Corp.	710,140		18,506,248

			87,952,327

2	Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares		Value
Information Technology—14.7%
Computers & Peripherals—4.4%
Apple, Inc.	135,056	$	70,546,502
Electronic Equipment, Instruments, & Components— 0.5%
Avnet, Inc.	192,020		7,623,194
Internet Software & Services—7.7%
eBay, Inc.[1]	826,820		43,581,682
Google, Inc., Cl. A1	77,633		80,007,017

			123,588,699
IT Services—2.1%
Vantiv, Inc., Cl. A1	1,189,150		32,701,625
Materials—2.7%
Construction Materials—2.7%
Vulcan Materials Co.	799,950		42,837,323
Utilities—0.6%
Electric Utilities—0.6%
Exelon Corp.	313,610		8,950,429
Total Common Stocks (Cost $1,136,368,281)			1,540,901,551

3	Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares		Value
Investment Company—4.6%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.11%[2,3] (Cost $73,233,390)	73,233,390	$	73,233,390
Total Investments, at Value (Cost $1,209,601,671)	101.5%		1,614,134,941
Liabilities in Excess of Other Assets	(1.5)		(23,412,489)

Net Assets	100.0%	$	1,590,722,452

Footnotes to Statement of Investments

1. Non-income producing security.

4	Oppenheimer Main Street Select Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2013, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares	Gross	Gross	Shares
	July 31, 2013	Additions	Reductions	October 31, 2013
Oppenheimer Institutional Money Market Fund, Cl. E	22,277,505	215,060,560	164,104,675	73,233,390

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$73,233,390	$9,541

3. Rate shown is the 7-day yield as of October 31, 2013.

5	Oppenheimer Main Street Select Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is the investment adviser of IMMF, and the Sub-Adviser provides investment and related advisory services to IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

6	Oppenheimer Main Street Select Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the

7	Oppenheimer Main Street Select Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.
Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.
Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or

8	Oppenheimer Main Street Select Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)
2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)
3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of October 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$130,214,297	$—	$—	$130,214,297
Consumer Staples	129,780,714	33,366,946	—	163,147,660
Energy	204,795,652	—	—	204,795,652
Financials	326,408,476	—	—	326,408,476
Health Care	236,897,166	—	—	236,897,166
Industrials	193,190,528	—	—	193,190,528
Information Technology	234,460,020	—	—	234,460,020
Materials	42,837,323	—	—	42,837,323
Utilities	8,950,429	—	—	8,950,429
Investment Company	73,233,390	—	—	73,233,390
Total Assets	$1,580,767,995	$33,366,946	$—	$1,614,134,941

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

9	Oppenheimer Main Street Select Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of October 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$	1,209,666,867

Gross unrealized appreciation	$	406,322,136
Gross unrealized depreciation		(1,854,062)

Net unrealized appreciation	$	404,468,074

10	Oppenheimer Main Street Select Fund

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Main Street Select Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	12/9/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	12/9/2013